Earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic numerator
Net income (loss) allocated to controlling shareholder – continuing operations	R$ 85	R$ (863)	R$ 158
Net income (loss) allocated to controlling shareholder - discontinued operations	(2,356)	691	644
Net income allocated to controlling shareholder	R$ (2,271)	R$ (172)	R$ 802
Basic denominator (millions of shares)
Weighted average of outstanding shares (in millions)	270	269	269
Basic earnings (loss) per share (R$) – continuing operations	R$ 0.31484	R$ (3.20372)	R$ 0.58803
Basic earnings (loss) per share (R$) – discontinued operations	(8.72659)	2.56521	2.39678
Basic earnings per share (R$) – total	R$ (8.41175)	R$ (0.63851)	R$ 2.98481
Diluted numerator
Net income (loss) allocated to ordinary controlling shareholders – continuing operations	R$ 85	R$ (863)	R$ 158
Net income (loss) allocated to ordinary controlling shareholders - discontinued operations	(2,356)	691	644
Net income allocated to ordinary controlling shareholders	R$ (2,271)	R$ (172)	R$ 802
Diluted denominator
Stock option (in millions)	5
Diluted weighted average of outstanding shares (millions)	275	269	269
Diluted earnings (loss) per share (R$) – continuing operations	R$ 0.30868	R$ (3.20372)	R$ 0.58716
Diluted earnings (loss) per share (R$) – discontinued operations	(8.72659)	2.56521	2.39324
Diluted earnings per share (R$) – total	R$ (8.41791)	R$ (0.63851)	R$ 2.98040